UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		August 8, 2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$73,369
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------


ACHILLION PHARMACEUTICALS         COM       00448Q201      520      83800    SH	       Sole	             83800
ARIAD PHARMACEUTICALS INC         COM       04033A100     5501     319615    SH	       Sole	            319615
ATRICURE INC                      COM       04963C209      943      98128    SH	       Sole	             98128
BIOLINERX LTD              SPONSORED ADR    09071M106      113      46473    SH	       Sole	             46473
BIOSPECIFICS TECHNOLOGIES         COM       090931106      907      48298    SH	       Sole	             48298
CARDICA INC                       COM       14141R101     1193     634469    SH	       Sole	            634469
CARDIONET INC                     COM       14159L103      951     468298    SH	       Sole	            468298
CARDIOVASCULAR SYSTEMS INC        COM       141619106      279      28470    SH	       Sole	             28470
COMBIMATRIX CORPORATIO     *W EXP 05/01/201 20009T113        2      23266    SH	       Sole	             23266
CONCEPTUS INC                     COM       206016107      382      19272    SH	       Sole	             19272
CUTERA INC                        COM       232109108      827     114935    SH	       Sole	            114935
CYTOKINETICS INC                  COM       23282W100      347     541715    SH	       Sole	            541715
DENDREON CORP                     COM       24823Q107      511      69100    SH	       Sole	             69100
DERMA SCIENCES INC          COM PAR $.01    249827502      875      91909    SH	       Sole	             91909
DEXCOM INC                        COM       252131107      525      40500    SH	       Sole	             40500
DIGIRAD CORP                      COM       253827109      330     149169    SH	       Sole	            149169
DISCOVERY LABORATORIES INC        COM NEW   254668403     2378    1025000    SH	       Sole	           1025000
DYNAVAX TECHNOLOGIES CORP         COM       268158102     3085     714214    SH	       Sole	            714214
EDAP TMS S A                SPONSORED ADR   268311107      360     185427    SH	       Sole	            185427
EXACTECH INC                      COM       30064E109      564      33636    SH	       Sole	             33636
GILEAD SCIENCES INC               COM       375558103      546      10650    SH	       Sole	             10650
GIVEN IMAGING LTD                 ORD SHS   M52020100     1375      87009    SH	       Sole	             87009
GRAYMARK HEALTHCARE INC     COM PAR $.0001  389465303      266     700401    SH	       Sole	            700401
GREATBATCH INC                    COM       39153L106      759      33443    SH	       Sole	             33443
INFUSYSTEM HOLDINGS INC           COM       45685K102     1025     542184    SH	       Sole	            542184
INSULET CORP                      COM       45784P101     3521     164781    SH	       Sole	            164781
INSULET CORP                NOTE 3.750% 6/1 45784PAC5     3326    3000000    PRN       Sole	           3000000
ISIS PHARMACEUTICALS INC          COM       464330109     1694     141200    SH	       Sole	            141200
JOHNSON & JOHNSON                 COM       478160104      635       9400    SH        Sole                   9400
MANNKIND CORP               NOTE 3.750%12/1 56400PAA0      993    1891000    PRN       Sole	           1891000
MASIMO CORPORATION                COM       574795100      392      17500    SH	       Sole	             17500
MEDLINK INTERNATIONAL-CL A        COM       58502M102        6     156751    SH	       Sole	            156751
MISONIX INC                       COM       604871103      150      64286    SH	       Sole	             64286
NEURALSTEM INC                    COM       64127R302      181     196738    SH	       Sole	            196738
NEUROMETRIX INC                   COM NEW   641255203      123     198716    SH	       Sole	            198716
NOVADAQ TECHNOLOGIES INC          COM       66987G102     6800    1000000    SH	       Sole	           1000000
NUVASIVE INC                NOTE 2.750% 7/0 670704AC9      980    1000000    PRN       Sole	           1000000
PHARMACYCLICS INC                 COM       716933106     9046     165639    SH	       Sole	            165639
PROTALIX BIOTHERAPEUTICS INC      COM       74365A101     2209     385500    SH	       Sole	            385500
RIGEL PHARMACEUTICALS INC         COM NEW   766559603     2303     247685    SH	       Sole	            247685
RTI BIOLOGICS INC                 COM       74975N105      877     233268    SH	       Sole	            233268
SPECTRANETICS CORP                COM       84760C107      849      74362    SH	       Sole	             74362
STEREOTAXIS INC                   COM       85916J102      169     804075    SH	       Sole	            804075
SUNSHINE HEART INC                COM       86782U106       95      29266    SH	       Sole	             29266
THERAGENICS CORP                  COM       883375107     1115     554751    SH	       Sole	            554751
THRESHOLD PHARMACEUTICAL          COM NEW   885807206     4229     571428    SH	       Sole	            571428
TRANS1 INC                        COM       89385X105     1231     496474    SH	       Sole	            496474
TRANSGENOMIC INC                  COM       89365K206      271     300710    SH	       Sole	            300710
TRIUS THERAPEUTICS INC            COM       89685K100      191      33204    SH	       Sole	             33204
TROVAGENE INC                     COM NEW   897238309      244      62500    SH	       Sole	             62500
TROVAGENE INC              *W EXP 99/99/999 897238119       22      31250    SH	       Sole	             31250
UNILIFE CORP                      COM       90478E103      135      40000    SH	       Sole	             40000
VASCULAR SOLUTIONS INC            COM       92231M109      364      29002    SH	       Sole	             29002
VERTEX PHARMACEUTICALS INC        COM       92532F100      688      12300    SH	       Sole	             12300
VIKING SYSTEMS INC                COM       92685Q200      592    3483118    SH	       Sole	           3483118
XENOPORT INC                      COM       98411C100     1163     192500    SH	       Sole	            192500
YM BIOSCIENCES INC                COM       984238105     4210    2115799    SH	       Sole	           2115799








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